Matrix Advisors Value Fund, Inc.
Schedule of Investments
March 31, 2020 (Unaudited)

Shares		Value

COMMON STOCKS - 99.6%
Bank (Money Center): 4.5%
19,950	JPMorgan Chase & Co.	$1,796,098

Bank (Processing): 3.4%
25,100	State Street Corp.	1,337,077

Bank (Regional): 2.2%
28,500	Truist Financial Corp.	878,940

Bank (Super Regional): 3.4%
47,000	Wells Fargo & Co.	1,348,900

Beverages: 0.3%
2,500	The Coca-Cola Co.	110,625

Biotechnology: 4.8%
25,175	Gilead Sciences, Inc.	1,882,083

Cable TV: 3.9%
45,000	Comcast Corp. - Class A	1,547,100

Computer and Peripherals: 3.0%
4,675	Apple, Inc.	1,188,806

Computer Software and Services: 6.2%
15,500	Microsoft Corp.	2,444,505

Consumer Discretionary (Multi-media): 2.4%
69,000	ViacomCBS, Inc. - Class B	966,690

Drug: 4.4%
23,000	AbbVie, Inc.	1,752,370

Drug Store: 4.3%
28,500	CVS Health Corp.	1,690,905

Electrical Component: 2.8%
17,600	TE Connectivity Ltd.	1,108,448

Financial Services: 1.9%
14,800	Capital One Financial Corp.	746,216

Food Processing (Retail): 6.9%
23,000	Kellogg Co.	1,379,770
27,000	Mondelez International, Inc. - Class A	1,352,160
		2,731,930
Insurance (Diversified): 2.8%
35,800	MetLife, Inc.	1,094,406

Internet: 3.3%
7,700	Facebook, Inc. - Class A *	1,284,360

Internet (Retail): 3.9%
51,500	eBay, Inc.	1,548,090

Internet Software & Services: 5.5%
1,865	Alphabet, Inc. - Class C *	2,168,640

Manufacturing - Miscellaneous: 2.8%
14,300	Eaton Corp. Plc	1,110,967

Medical Supplies: 3.0%
11,900	Zimmer Biomet Holdings, Inc.	1,202,852

Oil/Gas (Domestic): 0.8%
44,000	Devon Energy Corp.	304,040

Petroleum (Integrated): 1.4%
7,600	Chevron Corp.	550,696

Petroleum (Producing): 1.6%
56,100	Occidental Petroleum Corp.	649,638

Precision Instruments: 3.4%
4,700	Thermo Fisher Scientific, Inc.	1,332,920

Securities Brokerage: 6.4%
36,000	Morgan Stanley	1,224,000
8,500	The Goldman Sachs Group, Inc.	1,314,015
		2,538,015
Telecommunications (Equipment): 7.0%
42,500	Cisco Systems, Inc.	1,670,675
16,000	QUALCOMM, Inc.	1,082,400
		2,753,075
Transportation - Services: 3.3%
10,800	FedEx Corp.	1,309,608

TOTAL COMMON STOCKS (Cost $35,096,216)		$39,378,000

SHORT-TERM INVESTMENTS - 0.2%
101,982	First American Government Obligations Fund, Class X - 0.43% **	101,982

TOTAL SHORT-TERM INVESTMENTS (Cost $101,982)		$101,982

TOTAL INVESTMENTS (Cost $35,198,198): 99.8%		39,479,982
Other Assets in Excess of Liabilities: 0.2%		66,771
TOTAL NET ASSETS: 100.0%		$39,546,753

* Non-Income Producing
** Rate quoted is seven-day yield at period end

Matrix Advisors Value Fund, Inc.
	Level 1	Level 2	Level 3	Total

Equity
Common Stock*	$39,378,000	$-	$-	$39,378,000
Total Equity	$39,378,000	$-	$-	$39,378,000
Short-Term Investments	$101,982	$-	$-	$101,982
Total Investments in Securities	$39,479,982	$-	$-	$39,479,982

* Please refer to the Schedule of Investments for a breakout of common stocks by industry classifications.